Segment Information (Details Narrative) (6-K)	6 Months Ended		12 Months Ended
	Dec. 31, 2019 AUD ($) Customers Segment	Dec. 31, 2018 AUD ($) Customers	Jun. 30, 2019 AUD ($)	Dec. 31, 2018 AUD ($) Customers	Jun. 30, 2018 AUD ($)	Jun. 30, 2017 AUD ($)
Statement Line Items [Line Items]
Number of operating segments | Segment	1
Property, plant and equipment, depreciation	$ 12,156		$ 55,480	$ 12,199	$ 65,853	$ 71,139
Leased assets	103,635
Employee expenses			2,414,408		2,657,232	3,594,936
Cost of goods sold	$ 194,501	$ 79,674	$ 276,267		$ 300,088	$ 492,417
Number of customer generated revenues representing more than 10% of total consolidated revenue from operations | Customers	0	0		0
Laboratory Specific Employees [Member]
Statement Line Items [Line Items]
Cost of goods sold	$ 109,581	$ 32,670
Laboratory Specific Equipment [Member]
Statement Line Items [Line Items]
Property, plant and equipment, depreciation	27,405	28,408
Laboratory and Research and Development [Member]
Statement Line Items [Line Items]
Employee expenses	$ 675,822	$ 1,100,509